Stock-Based Compensation (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 25, 2024	Apr. 20, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2016
Stock-Based Compensation [Line Items]
Fair value graned percentage			0.06445%		100.00%
Intrinsic value of options				$ 4,666	$ 9,458	$ 35,859
Stock options expire	10 years
Issuance of shares (in Shares)	5,172,590
Expected dividend yield					0.00%	0.00%
Stock based compensation expense			$ 90,000.00	28,144	$ 96,896	$ 381,070
General and administrative			0.06
Unamortized stock-based compensation			$ 4,799,501			79,526
Weighted average period			2 years 4 months 13 days
Fair value per share (in Dollars per share)			$ 1.06		$ 0.5
Weighted average period					1 year 18 days
Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Vested percentage	25.00%
Vested [Member]
Stock-Based Compensation [Line Items]
Vested percentage					25.00%
Common Stock [Member]
Stock-Based Compensation [Line Items]
Issuance shares (in Shares)							4,888,402
Expected dividend yield			0.00%
Issuance shares					$ 4,888,402
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense					91,664	294,164
General and Administrative Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense					$ 5,232	$ 86,906
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense				24,148
General and Administrative Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense				$ 3,995
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense			$ 30,000.00
Subsequent Event [Member]
Stock-Based Compensation [Line Items]
Addition additional shares (in Shares)		2,000,000